Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS

For the year ended December 31, 2019:

In thousands of U.S. Dollars	Software technology	Customer relationships	Brands	Brands (licensed)	Deferred development cost	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2019	406,639	3,847,370	506,672	486,551	122,786	82,394	5,267,306	10,719,718
Additions	8,974	—	—	—	82,751	21,512	—	113,237
Additions through business combination	2,460	—	—	—	—	—	—	2,460
Translation	10,056	75,196	911	17,466	1,994	568	83,009	189,200
Balance – December 31, 2019	428,129	3,922,566	507,583	504,017	207,531	104,474	5,350,315	11,024,615

Accumulated amortization and impairments
Balance – January 1, 2019	141,149	494,697	—	14,077	38,929	20,861	1,326	711,039
Amortization	69,124	257,683	—	20,811	31,525	17,226	—	396,369
Impairment	561	—	—	—	1,835	476	—	2,872
Translation	(1,368)	8,536	—	1,609	6,656	(309)	13	15,137
Balance – December 31, 2019	209,466	760,916	—	36,497	78,945	38,254	1,339	1,125,417

Net carrying amount
At January 1, 2019	265,490	3,352,673	506,672	472,474	83,857	61,533	5,265,980	10,008,679
At December 31, 2019	218,663	3,161,650	507,583	467,520	128,586	66,220	5,348,976	9,899,198

For the year ended December 31, 2018:

In thousands of U.S. Dollars	Software technology	Customer relationships	Brands	Brands (licensed)	Deferred development cost	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2018	117,492	1,423,719	485,253	—	71,819	18,712	2,810,681	4,927,676
Additions	6,808	—	—	—	51,574	21,394	—	79,776
Additions through business combination	300,825	2,533,869	22,447	509,896	—	46,668	2,571,350	5,985,055
Disposals	(2,336)	—	—	—	—	(550)	(4,944)	(7,830)
Translation	(16,150)	(110,218)	(1,028)	(23,345)	(607)	(3,830)	(109,781)	(264,959)
Balance – December 31, 2018	406,639	3,847,370	506,672	486,551	122,786	82,394	5,267,306	10,719,718

Accumulated amortization and impairments
Balance – January 1, 2018	91,072	324,292	—	—	20,107	9,384	5,471	450,326
Amortization	53,159	172,241	—	14,346	14,656	11,769	—	266,171
Disposals	(2,171)	—	—	—	—	(550)	(4,944)	(7,665)
Impairment	—	—	—	—	4,178	396	799	5,373
Translation	(911)	(1,836)	—	(269)	(12)	(138)	—	(3,166)
Balance – December 31, 2018	141,149	494,697	—	14,077	38,929	20,861	1,326	711,039

Net carrying amount
At January 1, 2018	26,420	1,099,427	485,253	—	51,712	9,328	2,805,210	4,477,350
At December 31, 2018	265,490	3,352,673	506,672	472,474	83,857	61,533	5,265,980	10,008,679

Impairment Testing

During the year ended December 31, 2019 the Corporation recognized impairment losses (classified in General and administrative expenses) of $2.9 million for software technology, deferred development costs and other intangibles, related to discontinued development and other projects within the International and United Kingdom segments (December 31, 2018 - $4.6 million) and $nil for Goodwill (December 31, 2018 - $0.8 million).

The Corporation performed an annual impairment test for its operations in connection with the preparation of its consolidated financial statements for the year ended December 31, 2019. The Corporation did not identify any indicators of impairment prior to December 31, 2019. Goodwill is monitored at the operating segment level and this is consistent with the lowest level of CGU except as noted below.

	As at December 31, 2019		As at December 31, 2018
In thousands of U.S. Dollars	Goodwill	Brand (Indefinite)	Goodwill	Brand (Indefinite)
International	2,805,434	485,253	2,806,485	485,253
United Kingdom *	2,417,572	22,330	2,333,476	21,419
Australia	125,970	—	126,019	—
Total	5,348,976	507,583	5,265,980	506,672
_____________________________
* The United Kingdom segment includes a non-significant CGU, which includes the indefinite lived brand as noted in the table above.
The Corporation has not identified any impairment in relation to the indefinite lived brand.

The recoverable amount of each CGU tested for impairment is determined from value in use calculations and use discounted cash flow projections. The key assumptions for the value in use calculations are the future cash flow and growth projections (including estimates of future capital expenditures), discount rates and perpetual growth rates. Management estimates discount rates using post-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGU, including economic risk assumptions and estimates of the likelihood of achieving forecasted cash flow results. The pre tax discount rate is then inferred by recalculation. Management considers a range of reasonably possible amounts to use for key assumptions and applies amounts that represent management’s best estimate of future outcomes.

The Corporation prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five years.

•	For the International segment, the sixth year (2025) cash flow assumes a revenue growth rate of 6.8% before a steady growth rate of 3.0% is applied to the perpetual net cash flows.

•	For the UK segment, the sixth year (2025) cash flow assumes a revenue growth rate of 4.0% before a steady growth rate of 3.0% is applied to the perpetual net cash flows.

•	For the Australian segment, the sixth year (2025) cash flow assumes a revenue growth rate of 4.0% before a steady growth rate of 2.0% is applied to the perpetual net cash flows.

The cash flows are discounted based on the discount rates as presented below. The estimated perpetual growth rates are based on independent country specific market reports for online gaming growth projections.

The following table shows key assumptions used in the value in use calculations:

	Assumptions used in value in use calculation
	International	United Kingdom	Australia
Discount Rate (pre-tax)	10.7%	10.1%	13.6%
Discount Rate (after-tax)	10.5%	8.9%	10.0%
Perpetual Growth Rate	3.0%	3.0%	2.0%
Revenue Growth Rate (2020 - 2025)	4.8% - 9.8%	4.0% - 7.3%	4.0% - 6.5%
Adjusted EBITDA Margin as % of Revenue	40.6% - 47.9%	34.0% - 35.8%	19.3% - 21.4%
CAPEX as % of Revenue	4.7% - 7.0%	3.0% - 3.9%	4.1% - 4.6%

Based on the impairment test performed, the recoverable amount of the CGUs were in excess of their carrying amount and accordingly, there is no impairment of the carrying value of the goodwill. Further, the International CGU has significant headroom. The Corporation has concluded that there are no assumptions to which the impairment test is particularly sensitive and accordingly no sensitivity analysis is disclosed.

With respect to the United Kingdom and Australia, the recoverable amount exceeds the carrying amount by $932.1 million and $66.2 million, respectively. The impairment assessments for the United Kingdom and Australia are sensitive to changes in a number of key assumptions (considered in isolation) in the value in use calculation over a five year period. The following table shows the changes to key assumptions used in the impairment review that would be required for the carrying amount to equal the recoverable amount:

	Change required for carrying value to equal recoverable amount
	United Kingdom pps	Australia pps
Discount Rate (pre-tax)	1.4	2.0
Discount Rate (after-tax)	1.1	1.3
Revenue Growth Rate across the five year forecast	(3.8)	(2.7)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(5.0)	(1.7)
CAPEX as % of Revenue	4.8	1.9